Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

15. Income Taxes

The Company is registered in the Cayman Islands. The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2021, 2022 and 2023.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the NPC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

15. Income Taxes – continued

The EIT Law and its implementation rules also permit qualified “high and new technology enterprises,” or HNTEs, to enjoy a preferential enterprise income tax rate of 15% upon filing with the tax authorities. The qualification as a HNTE is generally effective for a term of three years and the renewal of such qualification is subject to review by the authorities in China. Nanjing Tuniu originally obtained its HNTE certificate in 2010 with a valid period of three years and successfully obtained the third renewal of such certificate in December 2022 for another three years. Tuniu Nanjing Information Technology obtained its HNTE certificate in 2017 with a valid period of three years and successfully obtained its second renewal of such a certificate in December 2023 for another three years. Therefore, Nanjing Tuniu and Tuniu Nanjing Information Technology are eligible to enjoy a preferential tax rate of 15% in 2023 to the extent they have taxable income under the EIT Law, as long as they maintain the HNTE qualifications and duly conduct relevant EIT filing procedures with the relevant tax authorities.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of mainland China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within mainland China or if the received dividends have no connection with the establishment or place of such immediate holding company within mainland China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with mainland China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with mainland China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in mainland China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2021	2022	2023
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(16.0)	(20.3)	24.1
R&D expenses super-deduction	(4.3)	(2.9)	3.6
Non-deductible expenses and non-taxable income incurred	(1.1)	0.4	(48.5)
Difference in EIT rates of certain subsidiaries	(0.3)	0.1	0.7
Effect of preferential income tax rates	(3.4)	(1.9)	(6.3)
Total	(0.1)	0.4	(1.4)

The aggregate amount and per share effect of the preferential income tax rates are as follows:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	4,411	3,929	6,245	880
Basic and diluted net loss per share effect	—	—	—	—

15. Income Taxes – continued

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	15,393	7,246	1,021
Net operating loss carry forwards	483,092	403,448	56,825
Carryforwards of deductible advertising expenses	11,349	10,617	1,495
Impairment of non-financial assets	—	4,496	633
Remeasurement and impairment of long-term investments	362	3,699	521
Allowance for credit losses	246,930	242,704	34,184
Subtotal	757,126	672,210	94,679
Less: valuation allowance	(757,126)	(672,210)	(94,679)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(6,839)	(6,027)	(849)
Total non-current deferred tax liabilities, net	(6,839)	(6,027)	(849)

As of December 31, 2023, the Group had net operating loss carryforwards of RMB1,946,016 which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is generally five years. Nanjing Tuniu and Tuniu Nanjing Information Technology, as HNTEs, are eligible to enjoy the extended period for the tax losses carry-forward from 5 years to 10 years. The net operating loss carry forward of the Group will start to expire in 2024 for the amount of RMB434,200 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts between 2025 and 2033. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2022 and 2023, valuation allowances of RMB757,126 and RMB672,210 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and Affiliated Entities. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,332,721	939,621	757,126	106,639
Additions	29,089	31,686	18,027	2,539
Written-off for expiration of net operating losses	(414,409)	(212,636)	(60,924)	(8,581)
Utilization of previously unrecognized tax losses and timing difference	(7,780)	(1,545)	(42,019)	(5,918)
Balance at the end of the year	939,621	757,126	672,210	94,679